UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period: February 28, 2019

Item 1. Schedule of Investments.

Convergence Core Plus Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS* - 132.28%
Administrative and Support Services - 2.72%
ABM Industries, Inc.	10,041	$358,062
PayPal Holdings, Inc. (a)	11,514	1,129,178
Robert Half International, Inc.	5,215	355,611
TripAdvisor, Inc. (a)	17,735	942,970
		2,785,821
Air Transportation - 1.92%
Southwest Airlines Co.	14,349	804,118
United Continental Holdings, Inc. (a)	13,356	1,172,790
		1,976,908
Ambulatory Health Care Services - 1.07%
Amedisys, Inc. (a)	8,809	1,094,959

Beverage and Tobacco Product Manufacturing - 1.95%
Altria Group, Inc.	22,937	1,202,128
Coca-Cola Co.	17,713	803,107
		2,005,235
Broadcasting (except Internet) - 3.90%
Comcast Corp. - Class A	52,892	2,045,334
Walt Disney Co.	17,297	1,951,793
		3,997,127
Building Material and Garden Equipment and Supplies Dealers - 2.84%
Home Depot, Inc.	8,464	1,567,025
Lowe's Companies, Inc.	12,830	1,348,305
		2,915,330
Chemical Manufacturing - 9.04%
AbbVie, Inc.	25,145	1,992,490
Celgene Corp. (a)	8,464	703,528
CF Industries Holdings, Inc.	15,232	642,790
Horizon Pharma PLC (a)(b)	24,027	697,023
Innoviva, Inc. (a)	22,545	353,957
Mallinckrodt PLC (a)(b)	31,884	795,825
Merck & Company, Inc.	17,597	1,430,460
Mosaic Co.	17,165	536,750
Pfizer, Inc.	48,616	2,107,503
		9,260,326
Computer and Electronic Product Manufacturing - 13.58%
Alphabet, Inc. - Class C (a)	2,315	2,592,615
Apple, Inc.	19,565	3,387,680
Broadcom, Inc.	4,837	1,331,916
Cisco Systems, Inc.	22,602	1,170,105
Garmin Ltd. (b)	6,486	544,629
Intel Corp.	24,475	1,296,196
NetApp, Inc.	15,048	981,130
QUALCOMM, Inc.	24,510	1,308,589
Texas Instruments, Inc.	12,392	1,310,826
		13,923,686
Construction of Buildings - 0.48%
PulteGroup, Inc.	18,113	489,051

Credit Intermediation and Related Activities - 9.94%
Bank of America Corp.	84,217	2,449,029
Capital One Financial Corp.	16,401	1,370,796
Citigroup, Inc.	30,942	1,979,669
Fifth Third Bancorp	14,841	409,315
Huntington Bancshares, Inc.	28,202	406,391
JPMorgan Chase & Co.	18,983	1,981,066
KeyCorp	17,150	302,869
Wells Fargo & Co.	20,040	999,796
Zions Bancorporation	5,815	297,147
		10,196,078

Data Processing, Hosting and Related Services - 0.84%
Hewlett Packard Enterprise Co.	52,617	861,866

Electrical Equipment, Appliance, and Component Manufacturing - 1.78%
Generac Holdings, Inc. (a)	15,217	784,589
Integer Holdings Corp. (a)	11,543	1,049,951
		1,834,540
Fabricated Metal Product Manufacturing - 0.51%
Parker-Hannifin Corp.	2,997	527,952

Food and Beverage Stores - 1.03%
Kroger Co.	36,125	1,059,546

Food Manufacturing - 2.08%
Post Holdings, Inc. (a)	10,550	1,074,834
TreeHouse Foods, Inc. (a)	17,465	1,058,030
		2,132,864
Food Services and Drinking Places - 2.43%
Bloomin' Brands, Inc.	31,624	653,984
Brinker International, Inc.	12,550	574,414
Starbucks Corp.	9,625	676,252
Yum! Brands, Inc.	6,278	593,271
		2,497,921
General Merchandise Stores - 1.97%
Kohl's Corp.	16,844	1,137,475
Wal-Mart, Inc.	8,923	883,288
		2,020,763
Health and Personal Care Stores - 1.98%
McKesson Corp.	8,123	1,032,921
Walgreens Boots Alliance, Inc.	14,021	998,155
		2,031,076
Hospitals - 1.15%
HCA Healthcare, Inc.	8,520	1,184,621

Insurance Carriers and Related Activities - 3.80%
Lincoln National Corp.	9,395	587,375
MetLife, Inc.	18,145	819,973
Progressive Corp.	10,878	793,006
Travelers Companies Inc.	5,361	712,531
UnitedHealth Group, Inc.	4,054	981,960
		3,894,845
Leather and Allied Product Manufacturing - 0.79%
Crocs, Inc. (a)	9,039	232,122
Deckers Outdoor Corp. (a)	3,904	577,596
		809,718
Machinery Manufacturing - 1.70%
AGCO Corp.	9,294	628,089
Cummins, Inc.	3,858	594,479
Terex Corp.	15,481	520,007
		1,742,575
Management of Companies and Enterprises - 0.81%
AES Corp.	48,195	830,400

Merchant Wholesalers, Durable Goods - 2.02%
Honeywell International, Inc.	9,709	1,495,866
WESCO International, Inc. (a)	10,531	573,413
		2,069,279
Merchant Wholesalers, Nondurable Goods - 4.85%
AmerisourceBergen Corp.	14,598	1,216,012
Cardinal Health, Inc.	22,347	1,214,336
Herbalife Ltd. (a)(b)	14,312	802,903
Illinois Tool Works, Inc.	3,682	530,503
Procter & Gamble Co.	12,325	1,214,629
		4,978,383
Mining (except Oil and Gas) - 1.74%
Arch Coal, Inc. - Class A	12,690	1,182,200
Worthington Industries, Inc.	15,522	610,170
		1,792,370

Motor Vehicle and Parts Dealers - 1.26%
Advance Auto Parts, Inc.	7,985	1,291,813

Nonmetallic Mineral Product Manufacturing - 0.59%
Owens-Illinois, Inc.	30,250	602,580

Nonstore Retailers - 1.51%
Amazon.com, Inc. (a)	943	1,546,360

Nursing and Residential Care Facilities - 0.98%
Ensign Group Inc.	20,243	1,001,016

Oil and Gas Extraction - 1.24%
Phillips 66	13,184	1,270,410

Paper Manufacturing - 1.27%
International Paper Co.	14,420	660,724
Sonoco Products Co.	11,229	650,047
		1,310,771
Performing Arts, Spectator Sports, and Related Industries - 1.56%
Viacom, Inc. - Class B	54,830	1,602,133

Petroleum and Coal Products Manufacturing - 2.21%
PBF Energy, Inc. - Class A (c)	34,610	1,075,333
Valero Energy Corp.	14,671	1,196,566
		2,271,899
Plastics and Rubber Products Manufacturing - 0.62%
Berry Global Group, Inc. (a)	12,058	632,683

Professional, Scientific, and Technical Services - 14.16%
Amgen, Inc.	10,062	1,912,584
Biogen, Inc. (a)	5,453	1,788,639
eBay, Inc.	34,992	1,299,953
F5 Networks, Inc. (a)	5,838	981,601
FTI Consulting, Inc. (a)	5,170	383,407
Insperity, Inc.	3,808	480,836
International Business Machines Corp.	8,937	1,234,468
Omnicom Group, Inc.	12,615	954,956
Sabre Corp.	64,648	1,450,055
Teledyne Technologies, Inc. (a)	2,514	593,405
Verint Systems, Inc. (a)	31,459	1,675,192
VMware, Inc. - Class A (c)	10,306	1,770,673
		14,525,769
Publishing Industries (except Internet) - 8.64%
Citrix Systems, Inc.	18,273	1,927,802
Fortinet, Inc. (a)	19,091	1,656,908
Microsoft Corp.	17,713	1,984,387
Nuance Communications, Inc. (a)	90,605	1,519,446
Oracle Corp.	34,000	1,772,420
		8,860,963
Rail Transportation - 0.94%
Union Pacific Corp.	5,740	962,598

Real Estate - 1.10%
CBRE Group, Inc. - Class A (a)	11,623	578,360
Jones Lang LaSalle, Inc.	3,343	551,996
		1,130,356
Rental and Leasing Services - 1.15%
Synchrony Financial	36,244	1,181,917

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.10%
E*TRADE Financial Corp.	25,768	1,262,374
Evercore Partners, Inc. - Class A	10,675	983,168
Intercontinental Exchange, Inc.	16,269	1,255,153
National General Holdings Corp.	27,361	706,187
		4,206,882
Support Activities for Mining - 1.20%
ConocoPhillips	18,110	1,228,764

Telecommunications - 2.58%
Verizon Communications, Inc.	46,552	2,649,740

Transportation Equipment Manufacturing - 5.05%
Allison Transmission Holdings, Inc.	11,248	559,026
Boeing Co.	5,283	2,324,308
General Motors Co.	14,177	559,708
Lear Corp.	3,530	536,807
Oshkosh Corp.	8,440	656,716
Spirit AeroSystems Holdings, Inc. - Class A	5,412	534,706
		5,171,271
Utilities - 4.50%
Black Hills Corp.	9,556	678,285
CenterPoint Energy, Inc.	28,284	852,480
Exelon Corp.	20,671	1,004,403
Kinder Morgan, Inc.	61,585	1,179,969
NRG Energy, Inc.	21,626	901,372
		4,616,509
Water Transportation - 0.70%
Norwegian Cruise Line Holdings Ltd. (a)(b)	12,871	714,727

TOTAL COMMON STOCKS (Cost $115,906,310)		135,692,401

REAL ESTATE INVESTMENT TRUSTS* - 5.28%
Apartment Investment & Management Co. - Class A	10,719	524,481
AvalonBay Communities, Inc.	2,714	528,226
Extra Space Storage, Inc.	5,355	513,759
GEO Group, Inc.	22,596	513,381
Hospitality Properties Trust	20,703	560,430
Host Hotels & Resorts, Inc.	29,295	574,475
Ladder Capital Corp. - Class A	60,262	1,105,808
Medical Properties Trust, Inc.	31,055	566,132
PS Business Parks, Inc.	3,628	533,933
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,084,550)		5,420,625

SHORT-TERM INVESTMENTS - 0.13%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.280% (c)(d)	138,372	138,372
TOTAL SHORT-TERM INVESTMENTS (Cost $138,372)		138,372

Total Investments (Cost $121,129,232) - 137.69%		141,251,398
Liabilities in Excess of Other Assets - (37.69)%		(38,661,234)
TOTAL NET ASSETS - 100.00%		$102,590,164

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $142,056,355 are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	Seven day yield as of February 28, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Core Plus Fund
Schedule of Securities Sold Short
February 28, 2019 (Unaudited)

SECURITIES SOLD SHORT - (47.96)%	Shares	Value
COMMON STOCKS (45.73)%
Accommodation - (0.44)%
Caesars Entertainment Corp.	(18,349)	$(158,169)
Hilton Grand Vacations, Inc.	(4,657)	(148,046)
Red Rock Resorts, Inc. - Class A	(5,161)	(145,127)
		(451,342)

Administrative and Support Services - (0.65)%
Equifax, Inc.	(1,243)	(136,121)
Perspecta, Inc.	(19,179)	(404,677)
TransUnion	(1,938)	(125,117)
		(665,915)
Amusement, Gambling, and Recreation Industries - (0.15)%
Wynn Resorts Ltd.	(1,195)	(151,215)
Broadcasting (except Internet) - (0.65)%
Liberty Broadband Corp. - Class C	(3,658)	(327,391)
Madison Square Garden Co. - Class A	(1,177)	(339,141)
		(666,532)
Chemical Manufacturing - (4.13)%
ACADIA Pharmaceuticals, Inc.	(8,301)	(219,977)
Aerie Pharmaceuticals, Inc.	(4,114)	(192,000)
Albemarle Corp.	(2,120)	(193,535)
Alnylam Pharmaceuticals, Inc.	(6,282)	(533,970)
Bluebird Bio, Inc.	(3,759)	(583,471)
Clovis Oncology, Inc.	(6,268)	(189,795)
FMC Corp.	(1,798)	(160,921)
Heron Therapeutics, Inc.	(7,258)	(192,119)
Immunomedics, Inc.	(16,696)	(263,129)
Medicines Co.	(9,397)	(231,824)
Puma Biotechnology, Inc.	(7,512)	(208,909)
Rogers Corp.	(2,581)	(400,700)
Sage Therapeutics, Inc.	(3,415)	(543,839)
Ultragenyx Pharmaceutical, Inc.	(4,861)	(311,785)
		(4,225,974)
Clothing and Clothing Accessories Stores - (0.46)%
Tiffany & Co.	(4,958)	(471,208)
Computer and Electronic Product Manufacturing - (5.36)%
Arista Networks, Inc.	(1,584)	(451,836)
Avanos Medical, Inc.	(7,422)	(349,428)
Avaya Holdings Corp.	(24,730)	(383,068)
Cognex Corp.	(8,457)	(451,603)
Coherent, Inc.	(3,034)	(403,765)
FGL Holdings (a)	(47,940)	(397,902)
First Solar, Inc.	(7,011)	(368,428)
Guidewire Software, Inc.	(4,741)	(434,939)
IPG Photonics Corp.	(2,806)	(435,014)
MACOM Technology Solutions Holdings, Inc.	(18,669)	(356,391)
Marvell Technology Group Ltd. (a)	(14,928)	(297,814)
Northrop Grumman Corp.	(850)	(246,466)
NVIDIA Corp.	(2,245)	(346,314)
Roku, Inc.	(1,958)	(129,796)
Universal Display Corp.	(3,070)	(458,167)
		(5,510,931)
Construction of Buildings - (0.18)%
Dycom Industries, Inc.	(4,048)	(182,484)
Credit Intermediation and Related Activities - (2.72)%
Cadence BanCorp	(12,660)	(253,073)
CenterState Bank Corp.	(9,210)	(243,697)
First Horizon National Corp.	(24,671)	(385,608)
Flagstar Bancorp, Inc.	(5,612)	(183,288)
Independent Bank Group, Inc.	(4,999)	(289,742)
LendingTree, Inc.	(1,252)	(399,325)
PennyMac Financial Services, Inc.	(8,786)	(204,890)
SVB Financial Group	(1,289)	(318,589)
Synovus Financial Corp.	(5,674)	(225,144)
Texas Capital Bancshares, Inc.	(4,692)	(286,353)
		(2,789,709)
Educational Services - (0.34)%
Grand Canyon Education, Inc.	(1,544)	(178,610)
Strategic Education, Inc.	(1,339)	(175,114)
		(353,724)
Electrical Equipment, Appliance, and Component Manufacturing - (0.62)%
Altra Industrial Motion Corp.	(8,060)	(256,389)
Energizer Holdings, Inc.	(8,340)	(382,639)
		(639,028)

Fabricated Metal Product Manufacturing - (0.26)%
BWX Technologies, Inc.	(5,109)	(267,456)
Food and Beverage Stores - (0.46)%
GrubHub, Inc.	(5,819)	(474,714)
Food Manufacturing - (1.70)%
Archer-Daniels-Midland Co.	(9,385)	(398,863)
Bunge Ltd. (a)	(7,504)	(398,312)
ConAgra Foods, Inc.	(15,440)	(360,833)
Hain Celestial Group, Inc.	(18,175)	(357,502)
Kraft Heinz Co.	(6,852)	(227,418)
		(1,742,928)
Food Services and Drinking Places - (0.32)%
Casey's General Stores, Inc.	(2,420)	(326,071)
Furniture and Home Furnishings Stores - (0.86)%
At Home Group, Inc.	(14,865)	(363,895)
Floor & Decor Holdings, Inc. - Class A	(13,781)	(512,379)
		(876,274)
General Merchandise Stores - (0.34)%
PriceSmart, Inc.	(5,373)	(347,418)
Heavy and Civil Engineering Construction - (0.54)%
Granite Construction, Inc.	(6,394)	(297,704)
KBR, Inc.	(13,100)	(258,856)
		(556,560)
Insurance Carriers and Related Activities - (1.25)%
American International Group, Inc.	(4,529)	(195,653)
Arthur J. Gallagher & Co.	(2,894)	(232,330)
Brighthouse Financial, Inc.	(5,313)	(205,719)
Markel Corp.	(232)	(233,132)
RLI Corp.	(2,869)	(202,322)
WR Berkley Corp.	(2,512)	(210,154)
		(1,279,310)
Machinery Manufacturing - (0.96)%
AAON, Inc.	(6,222)	(248,009)
Evoqua Water Technologies Corp.	(14,736)	(200,115)
Middleby Corp.	(2,287)	(280,363)
Welbilt, Inc.	(15,674)	(250,314)
		(978,801)
Management of Companies and Enterprises - (0.21)%
Ameris Bancorp	(5,271)	(214,899)
Merchant Wholesalers, Durable Goods - (2.01)%
Adient PLC (a)	(10,360)	(201,398)
GCP Applied Technologies, Inc.	(6,260)	(187,613)
Jefferies Financial Group, Inc.	(15,992)	(324,158)
Mohawk Industries, Inc.	(1,012)	(137,753)
SiteOne Landscape Supply, Inc.	(2,408)	(129,334)
Spectrum Brands Holdings, Inc.	(6,750)	(365,647)
Sunrun, Inc.	(17,820)	(276,388)
Zendesk, Inc.	(5,509)	(435,321)
		(2,057,612)
Merchant Wholesalers, Nondurable Goods - (0.46)%
Aimmune Therapeutics, Inc.	(7,704)	(185,589)
Atara Biotherapeutics, Inc.	(2,488)	(89,095)
Global Blood Therapeutics, Inc.	(3,754)	(197,086)
		(471,770)
Mining (except Oil and Gas) - (0.57)%
Martin Marietta Materials, Inc.	(1,030)	(193,434)
Southern Copper Corp.	(4,902)	(174,560)
Summit Materials, Inc. - Class A	(12,670)	(215,390)
		(583,384)
Miscellaneous Manufacturing - (3.03)%
Align Technology, Inc.	(1,200)	(310,764)
Callaway Golf Co.	(7,901)	(135,976)
DENTSPLY SIRONA, Inc.	(7,246)	(302,593)
ICU Medical, Inc.	(1,494)	(367,165)
Insulet Corp.	(3,743)	(351,505)
iRhythm Technologies, Inc.	(3,964)	(379,712)
Mattel, Inc.	(9,327)	(134,495)
Nevro Corp.	(7,074)	(325,899)
Pool Corp.	(2,944)	(469,686)
Teleflex, Inc.	(1,138)	(329,838)
		(3,107,633)

Miscellaneous Store Retailers - (0.24)%
Stamps.com, Inc.	(2,662)	(250,201)
Motion Picture and Sound Recording Industries - (0.98)%
Lions Gate Entertainment Corp. - Class B (a)	(25,590)	(375,917)
Netflix, Inc.	(827)	(296,149)
Take-Two Interactive Software, Inc.	(3,877)	(338,307)
		(1,010,373)
Motor Vehicle and Parts Dealers - (0.70)%
Cargurus, Inc.	(7,532)	(321,842)
Carvana Co.	(8,894)	(398,985)
		(720,827)
Nonmetallic Mineral Product Manufacturing - (0.19)%
Eagle Materials, Inc.	(2,611)	(199,585)
Nonstore Retailers - (0.13)%
Copart, Inc.	(2,295)	(134,648)
Oil and Gas Extraction - (2.00)%
Callon Petroleum Co.	(41,400)	(316,710)
Concho Resources, Inc.	(1,861)	(204,710)
Diamondback Energy, Inc.	(2,747)	(282,749)
EQT Corp.	(10,937)	(198,178)
Extraction Oil & Gas, Inc.	(26,381)	(110,800)
Kosmos Energy Ltd.	(60,749)	(388,794)
Matador Resources Co.	(17,958)	(334,019)
Parsley Energy, Inc. - Class A	(12,265)	(222,487)
		(2,058,447)
Other Information Services - (0.58)%
Twitter, Inc.	(9,666)	(297,519)
Zillow Group, Inc. - Class A	(7,244)	(300,119)
		(597,638)
Performing Arts, Spectator Sports, and Related Industries - (0.14)%
International Game Technology PLC (a)	(8,288)	(142,968)
Pipeline Transportation - (0.17)%
South Jersey Industries, Inc.	(6,037)	(174,771)
Primary Metal Manufacturing - (0.17)%
Commercial Metals Co.	(10,304)	(170,531)
Professional, Scientific, and Technical Services - (2.33)%
2U, Inc.	(6,248)	(460,478)
AnaptysBio, Inc.	(1,446)	(99,586)
Cloudera, Inc.	(30,588)	(445,667)
Diebold Nixdorf, Inc.	(18,559)	(170,557)
Liberty Media Corp. Formula One - Class C	(10,277)	(319,820)
RealPage, Inc.	(7,386)	(452,097)
Yext, Inc.	(23,622)	(438,897)
		(2,387,102)
Publishing Industries (except Internet) - (1.81)%
Activision Blizzard, Inc.	(7,179)	(302,523)
Blackbaud, Inc.	(5,791)	(447,297)
LogMeIn, Inc.	(5,035)	(399,980)
Medidata Solutions, Inc.	(4,667)	(350,118)
New York Times Co. - Class A	(10,850)	(356,423)
		(1,856,341)
Rental and Leasing Services - (0.25)%
Avis Budget Group, Inc.	(7,130)	(255,397)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.22)%
BGC Partners, Inc. - Class A	(58,720)	(359,954)
CBOE Global Markets, Inc.	(3,570)	(342,399)
Moelis & Co. - Class A	(7,909)	(352,820)
Q2 Holdings, Inc.	(6,433)	(442,719)
Stifel Financial Corp.	(6,504)	(354,013)
Worldpay, Inc. - Class A	(4,475)	(428,705)
		(2,280,610)
Support Activities for Mining - (0.32)%
Frank's International NV (a)	(34,080)	(213,341)
Keane Group, Inc.	(10,270)	(113,175)
		(326,516)
Support Activities for Transportation - (0.19)%
XPO Logistics, Inc.	(3,910)	(196,869)
Telecommunications - (1.68)%
8x8, Inc.	(25,748)	(506,463)
Acacia Communications, Inc.	(6,654)	(354,991)
Iridium Communications, Inc.	(20,119)	(428,334)
Vonage Holdings Corp.	(41,801)	(429,714)
		(1,719,502)

Transportation Equipment Manufacturing - (1.00)%
Aptiv PLC (a)	(2,706)	(224,896)
Brunswick Corp.	(2,599)	(137,071)
REV Group, Inc.	(16,230)	(143,473)
Sun Hydraulics Corp.	(5,549)	(264,021)
Wabtec Corp.	(3,440)	(252,014)
		(1,021,475)
Truck Transportation - (0.28)%
Knight-Swift Transportation Holdings, Inc. - Class A	(8,515)	(286,359)
Utilities - (1.29)%
NiSource, Inc.	(10,210)	(275,466)
Northwest Natural Holding Co.	(4,034)	(259,063)
Sempra Energy	(2,416)	(290,984)
SJW Group	(4,200)	(256,914)
TerraForm Power, Inc. - Class A	(19,328)	(241,793)
		(1,324,220)
Waste Management and Remediation Services - (0.12)%
Stericycle, Inc.	(2,859)	(127,454)
Water Transportation - (0.27)%
Kirby Corp.	(3,695)	(274,243)
TOTAL COMMON STOCKS (Proceeds $51,719,387)		(46,908,969)

REAL ESTATE INVESTMENT TRUSTS (2.23)%
Acadia Realty Trust	(5,252)	(149,629)
Colony Credit Real Estate, Inc.	(21,357)	(372,253)
Columbia Property Trust, Inc.	(6,026)	(130,342)
CyrusOne, Inc.	(2,835)	(141,296)
Duke Realty Corp.	(5,273)	(155,923)
Hudson Pacific Properties, Inc.	(4,575)	(151,982)
Liberty Property Trust	(3,533)	(167,217)
Macerich Co.	(3,078)	(134,201)
Outfront Media, Inc.	(6,930)	(155,509)
Pebblebrook Hotel Trust	(4,740)	(151,727)
Prologis, Inc.	(2,152)	(150,769)
Realty Income Corp.	(2,189)	(151,391)
SITE Centers Corp.	(9,282)	(123,915)
WP Carey, Inc.	(2,111)	(155,940)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $2,236,504)		(2,292,094)
Total Securities Sold Short (Proceeds $53,955,891)		$(49,201,063)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

Convergence Market Neutral Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS* - 105.48%
Administrative and Support Services - 2.96%
ABM Industries, Inc.	13,590	$484,619
PayPal Holdings, Inc. (a)	7,763	761,318
Robert Half International, Inc.	6,348	432,870
TripAdvisor, Inc. (a)	12,030	639,635
		2,318,442
Air Transportation - 0.83%
United Continental Holdings, Inc. (a)	7,418	651,375

Ambulatory Health Care Services - 1.46%
Amedisys, Inc. (a)	4,698	583,961
Medpace Holdings, Inc. (a)(c)	10,133	556,808
		1,140,769
Beverage and Tobacco Product Manufacturing - 1.32%
Altria Group, Inc.	11,184	586,153
Coca-Cola Co.	9,846	446,418
		1,032,571
Broadcasting (except Internet) - 1.65%
AMC Networks, Inc. - Class A (a)	9,836	646,324
Comcast Corp. - Class A	16,847	651,473
		1,297,797
Building Material and Garden Equipment and Supplies Dealers - 1.53%
Home Depot, Inc.	3,694	683,908
Lowe's Companies, Inc.	4,835	508,110
		1,192,018
Chemical Manufacturing - 6.64%
AbbVie, Inc.	7,580	600,639
Celgene Corp. (a)	11,038	917,478
CF Industries Holdings, Inc.	15,890	670,558
Horizon Pharma PLC (a)(b)	17,093	495,868
Mallinckrodt PLC (a)(b)	22,442	560,152
Merck & Company, Inc.	9,260	752,745
Mosaic Co.	22,276	696,571
Pfizer, Inc.	11,697	507,065
		5,201,076
Computer and Electronic Product Manufacturing - 9.24%
Alphabet, Inc. - Class A (a)	655	737,891
Apple, Inc.	4,661	807,052
Broadcom, Inc.	2,583	711,255
Cisco Systems, Inc.	14,567	754,133
Garmin Ltd. (b)	8,976	753,715
HP, Inc.	20,941	413,166
Intel Corp.	13,321	705,480
NetApp, Inc.	9,488	618,618
QUALCOMM, Inc.	7,543	402,721
Tech Data Corp. (a)	7,014	716,971
Texas Instruments, Inc.	5,913	625,477
		7,246,479
Construction of Buildings - 0.83%
PulteGroup, Inc.	23,984	647,568

Credit Intermediation and Related Activities - 9.98%
Bank of America Corp.	29,552	859,373
Capital One Financial Corp.	8,102	677,165
Citigroup, Inc.	13,491	863,155
Fifth Third Bancorp	29,505	813,748
H&R Block, Inc.	28,512	688,565
Huntington Bancshares, Inc.	52,805	760,920
JPMorgan Chase & Co.	7,579	790,944
KeyCorp	43,690	771,565
Wells Fargo & Co.	16,596	827,974
Zions Bancorporation	15,054	769,259
		7,822,668

Electrical Equipment, Appliance, and Component Manufacturing - 1.79%
Generac Holdings, Inc. (a)	14,090	726,480
Integer Holdings Corp. (a)	7,406	673,650
		1,400,130
Fabricated Metal Product Manufacturing - 0.89%
Parker-Hannifin Corp.	3,966	698,651

Food and Beverage Stores - 0.68%
Kroger Co.	18,226	534,569

Food Manufacturing - 0.62%
Post Holdings, Inc. (a)	4,743	483,217

Food Services and Drinking Places - 2.58%
Bloomin' Brands, Inc.	21,196	438,333
Brinker International, Inc.	17,664	808,482
Starbucks Corp.	11,044	775,951
		2,022,766
General Merchandise Stores - 1.13%
Kohl's Corp.	6,085	410,920
Wal-Mart, Inc.	4,855	480,596
		891,516
Health and Personal Care Stores - 1.39%
McKesson Corp.	4,323	549,712
Walgreens Boots Alliance, Inc.	7,587	540,119
		1,089,831
Hospitals - 0.84%
HCA Healthcare, Inc.	4,726	657,103

Insurance Carriers and Related Activities - 4.18%
MetLife, Inc.	15,703	709,619
Progressive Corp.	9,936	724,334
Prudential Financial, Inc.	6,821	653,793
Travelers Companies, Inc.	4,877	648,202
UnitedHealth Group, Inc.	2,200	532,884
		3,268,832
Leather and Allied Product Manufacturing - 1.63%
Crocs, Inc. (a)	22,708	583,141
Deckers Outdoor Corp. (a)	4,673	691,371
		1,274,512
Machinery Manufacturing - 1.89%
AGCO Corp.	11,016	744,461
Cummins, Inc.	4,775	735,780
		1,480,241
Management of Companies and Enterprises - 0.92%
AES Corp.	41,861	721,265

Merchant Wholesalers, Durable Goods - 1.84%
Honeywell International, Inc.	4,733	729,213
WESCO International, Inc. (a)	13,140	715,473
		1,444,686
Merchant Wholesalers, Nondurable Goods - 3.46%
AmerisourceBergen Corp.	8,118	676,229
Cardinal Health, Inc.	13,498	733,481
Illinois Tool Works, Inc.	2,896	417,256
Procter & Gamble Co.	8,957	882,713
		2,709,679
Mining (except Oil and Gas) - 1.31%
Arch Coal, Inc. - Class A	6,249	582,157
Worthington Industries, Inc.	11,349	446,129
		1,028,286
Motor Vehicle and Parts Dealers - 0.56%
Advance Auto Parts, Inc.	2,696	436,159

Nonmetallic Mineral Product Manufacturing - 0.88%
Owens-Illinois, Inc.	34,720	691,622

Nonstore Retailers - 0.92%
Amazon.com, Inc. (a)	439	719,885

Nursing and Residential Care Facilities - 0.80%
Ensign Group Inc.	12,710	628,510

Oil and Gas Extraction - 0.90%
Phillips 66	7,232	696,876

Paper Manufacturing - 1.73%
International Paper Co.	15,114	692,523
Sonoco Products Co.	11,453	663,014
		1,355,537
Petroleum and Coal Products Manufacturing - 1.58%
PBF Energy, Inc. - Class A (c)	17,859	554,879
Valero Energy Corp.	8,363	682,086
		1,236,965
Plastics and Rubber Products Manufacturing - 0.90%
Berry Global Group, Inc. (a)	13,488	707,715

Professional, Scientific, and Technical Services - 9.05%
Amgen, Inc.	3,613	686,759
Biogen, Inc. (a)	2,154	706,534
eBay, Inc.	13,376	496,918
FTI Consulting, Inc. (a)	8,864	657,354
Insperity, Inc.	5,952	751,559
International Business Machines Corp.	5,474	756,124
Sabre Corp.	31,684	710,672
Teledyne Technologies, Inc. (a)	3,147	742,818
Verint Systems, Inc. (a)	15,008	799,176
VMware, Inc. - Class A (c)	4,548	781,392
		7,089,306
Publishing Industries (except Internet) - 6.30%
Citrix Systems, Inc.	6,989	737,340
Fortinet, Inc. (a)	9,159	794,910
Intuit	1,614	398,868
Microsoft Corp.	6,568	735,813
Nuance Communications, Inc. (a)	47,346	793,992
Oracle Corp.	15,452	805,512
Twenty-First Century Fox, Inc. - Class A	13,272	669,307
		4,935,742
Rail Transportation - 1.90%
CSX Corp.	10,270	746,321
Union Pacific Corp.	4,413	740,060
		1,486,381
Real Estate - 2.04%
CBRE Group, Inc. - Class A (a)	16,018	797,056
Jones Lang LaSalle, Inc.	4,843	799,675
		1,596,731
Rental and Leasing Services - 0.89%
Synchrony Financial	21,442	699,224

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.34%
E*TRADE Financial Corp.	13,944	683,117
Evercore Partners, Inc. - Class A	7,076	651,700
Intercontinental Exchange, Inc.	8,148	628,618
National General Holdings Corp.	25,493	657,974
		2,621,409
Support Activities for Mining - 0.82%
ConocoPhillips	9,506	644,982

Telecommunications - 0.94%
Verizon Communications, Inc.	12,905	734,553

Transportation Equipment Manufacturing - 5.13%
Allison Transmission Holdings, Inc.	14,200	705,740
Boeing Co.	1,748	769,050
General Motors Co.	16,606	655,605
Lear Corp.	3,399	516,886
Oshkosh Corp.	9,196	715,541
Spirit AeroSystems Holdings, Inc. - Class A	6,632	655,242
		4,018,064
Utilities - 4.19%
Black Hills Corp.	9,023	640,453
CenterPoint Energy, Inc.	20,724	624,621
Exelon Corp.	14,790	718,646
Kinder Morgan, Inc.	29,827	571,485
OGE Energy Corp.	17,090	726,667
		3,281,872

Water Transportation - 1.02%
Norwegian Cruise Line Holdings Ltd. (a)(b)	14,423	800,909

TOTAL COMMON STOCKS (Cost $76,558,641)		82,638,489

REAL ESTATE INVESTMENT TRUSTS* - 8.03%
Apartment Investment & Management Co. - Class A	5,686	278,216
AvalonBay Communities, Inc.	3,282	638,776
Extra Space Storage, Inc.	7,301	700,458
GEO Group, Inc.	30,220	686,598
Hospitality Properties Trust	24,844	672,527
Host Hotels & Resorts, Inc.	38,900	762,829
Ladder Capital Corp. - Class A	36,236	664,931
Medical Properties Trust, Inc.	38,477	701,436
PS Business Parks, Inc.	4,771	702,147
Sabra Health Care REIT, Inc.	26,596	481,920
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,997,732)		6,289,838

SHORT-TERM INVESTMENTS - 0.00%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.280% (c)(d)	772	772
TOTAL SHORT-TERM INVESTMENTS (Cost $772)		772

Total Investments (Cost $82,557,145) - 113.51%		88,929,099
Liabilities in Excess of Other Assets - (13.51)%		(10,580,949)
TOTAL NET ASSETS - 100.00%		$78,348,150

Percentages are stated as a percent of net assets.

* Unless otherwise noted, all of a portion of these securities, totaling $91,195,724, are pledged as collateral for securities sold short.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	Seven day yield as of February 28, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Convergence Market Neutral Fund
Schedule of Securities Sold Short
February 28, 2019 (Unaudited)

SECURITIES SOLD SHORT - (88.34)%	Shares	Value
COMMON STOCKS (79.98)%
Accommodation - (1.85)%
Caesars Entertainment Corp.	(43,636)	$(376,141)
Hilton Grand Vacations, Inc.	(11,445)	(363,837)
Red Rock Resorts, Inc. - Class A	(13,269)	(373,124)
Wyndham Hotels & Resorts, Inc.	(6,529)	(343,230)
		(1,456,332)
Administrative and Support Services - (1.68)%
Equifax, Inc.	(3,917)	(428,951)
Perspecta, Inc.	(20,708)	(436,939)
TransUnion	(6,909)	(446,045)
		(1,311,935)
Amusement, Gambling, and Recreation Industries - (0.48)%
Wynn Resorts Ltd.	(2,944)	(372,534)
Broadcasting (except Internet) - (0.34)%
Madison Square Garden Co. - Class A	(938)	(270,275)
Chemical Manufacturing - (6.00)%
ACADIA Pharmaceuticals, Inc.	(6,899)	(182,824)
Acceleron Pharma, Inc.	(3,674)	(161,803)
Aerie Pharmaceuticals, Inc.	(5,632)	(262,845)
Albemarle Corp.	(5,498)	(501,912)
Alnylam Pharmaceuticals, Inc.	(2,413)	(205,105)
Bluebird Bio, Inc.	(2,070)	(321,304)
Blueprint Medicines Corp.	(2,664)	(218,954)
Clovis Oncology, Inc.	(6,584)	(199,364)

Denali Therapeutics, Inc.	(11,514)	(250,545)
Immunomedics, Inc.	(12,447)	(196,165)
Medicines Co.	(11,177)	(275,736)
Nektar Therapeutics	(4,874)	(197,592)
Puma Biotechnology, Inc.	(5,712)	(158,851)
REGENXBIO, Inc.	(4,289)	(221,870)
Rogers Corp.	(2,969)	(460,937)
Sage Therapeutics, Inc.	(1,392)	(221,676)
Ultragenyx Pharmaceutical, Inc.	(4,294)	(275,417)
Xencor, Inc.	(5,259)	(159,558)
Zogenix, Inc.	(4,528)	(238,761)
		(4,711,219)
Clothing and Clothing Accessories Stores - (0.49)%
Tiffany & Co.	(4,005)	(380,635)
Computer and Electronic Product Manufacturing - (8.68)%
Arista Networks, Inc.	(1,688)	(481,502)
Avanos Medical, Inc.	(8,822)	(415,340)
Avaya Holdings Corp.	(29,779)	(461,277)
Cognex Corp.	(7,830)	(418,122)
Coherent, Inc.	(3,171)	(421,997)
Cubic Corp.	(7,410)	(457,196)
FGL Holdings (a)	(64,180)	(532,693)
First Solar, Inc.	(7,176)	(377,099)
Guidewire Software, Inc.	(4,725)	(433,472)
IPG Photonics Corp.	(2,776)	(430,363)
Marvell Technology Group Ltd. (a)	(26,204)	(522,770)
Monolithic Power Systems, Inc.	(3,678)	(493,257)
Northrop Grumman Corp.	(1,512)	(438,420)
NVIDIA Corp.	(3,183)	(491,010)
Roku, Inc.	(6,480)	(429,559)
		(6,804,077)
Credit Intermediation and Related Activities - (5.82)%
Cadence BanCorp	(21,281)	(425,407)
CenterState Bank Corp.	(16,256)	(430,134)
CVB Financial Corp.	(20,113)	(458,375)
First Republic Bank	(4,732)	(496,766)
Flagstar Bancorp, Inc.	(15,179)	(495,746)
Independent Bank Group, Inc.	(7,401)	(428,962)
LendingTree, Inc.	(1,454)	(463,753)
SVB Financial Group	(1,719)	(424,868)
Synovus Financial Corp.	(11,065)	(439,059)
Texas Capital Bancshares, Inc.	(7,978)	(486,897)
		(4,549,967)
Educational Services - (0.48)%
Grand Canyon Education, Inc.	(3,250)	(375,960)
Electrical Equipment, Appliance, and Component Manufacturing - (1.02)%
Altra Industrial Motion Corp.	(14,276)	(454,120)
Energizer Holdings, Inc.	(7,520)	(345,018)
		(799,138)
Fabricated Metal Product Manufacturing - (0.61)%
BWX Technologies, Inc.	(9,132)	(478,060)
Food and Beverage Stores - (0.49)%
GrubHub, Inc.	(4,725)	(385,466)
Food Manufacturing - (2.44)%
Archer-Daniels-Midland Co.	(9,452)	(401,710)
Bunge Ltd. (a)	(6,717)	(356,538)
ConAgra Foods, Inc.	(16,088)	(375,977)
Hain Celestial Group, Inc.	(21,383)	(420,604)
Kraft Heinz Co.	(10,506)	(348,694)
		(1,903,523)
Food Services and Drinking Places - (0.34)%
Casey's General Stores, Inc.	(1,948)	(262,474)
Furniture and Home Furnishings Stores - (1.02)%
At Home Group, Inc.	(17,951)	(439,440)
Floor & Decor Holdings, Inc. - Class A	(9,790)	(363,992)
		(803,432)
General Merchandise Stores - (0.30)%
PriceSmart, Inc.	(3,627)	(234,522)
Heavy and Civil Engineering Construction - (0.63)%
Granite Construction, Inc.	(10,539)	(490,696)

Insurance Carriers and Related Activities - (3.21)%
American International Group, Inc.	(9,893)	(427,378)
Arthur J. Gallagher & Co.	(5,257)	(422,032)
Brighthouse Financial, Inc.	(9,998)	(387,123)
Erie Indeminity Co. - Class A	(2,362)	(420,956)
Markel Corp.	(415)	(417,025)
RLI Corp.	(6,245)	(440,397)
		(2,514,911)
Machinery Manufacturing - (2.95)%
AAON, Inc.	(11,349)	(452,371)
Donaldson Company, Inc.	(8,778)	(452,857)
Evoqua Water Technologies Corp.	(36,098)	(490,211)
John Bean Technologies Corp.	(4,884)	(457,631)
Welbilt, Inc.	(28,770)	(459,457)
		(2,312,527)
Management of Companies and Enterprises - (0.56)%
Ameris Bancorp	(10,854)	(442,518)
Merchant Wholesalers, Durable Goods - (3.97)%
Adient PLC (a)	(22,472)	(436,856)
GCP Applied Technologies, Inc.	(16,163)	(484,404)
Jefferies Financial Group, Inc.	(23,794)	(482,304)
Mohawk Industries, Inc.	(3,167)	(431,092)
Spectrum Brands Holdings, Inc.	(6,880)	(372,690)
Sunrun, Inc.	(30,529)	(473,505)
Zendesk, Inc.	(5,431)	(429,158)
		(3,110,009)
Merchant Wholesalers, Nondurable Goods - (0.84)%
Aimmune Therapeutics, Inc.	(7,391)	(178,049)
Atara Biotherapeutics, Inc.	(5,829)	(208,736)
Global Blood Therapeutics, Inc.	(5,231)	(274,628)
		(661,413)
Mining (except Oil and Gas) - (1.64)%
Martin Marietta Materials, Inc.	(2,322)	(436,072)
Southern Copper Corp.	(12,068)	(429,741)
Summit Materials, Inc. - Class A	(24,532)	(417,044)
		(1,282,857)
Miscellaneous Manufacturing - (5.58)%
Align Technology, Inc.	(1,865)	(482,979)
Callaway Golf Co.	(24,896)	(428,461)
DENTSPLY SIRONA, Inc.	(10,914)	(455,769)
ICU Medical, Inc.	(2,006)	(492,994)
Insulet Corp.	(4,777)	(448,608)
iRhythm Technologies, Inc.	(4,485)	(429,618)
Mattel, Inc.	(27,196)	(392,166)
Nevro Corp.	(9,238)	(425,595)
Pool Corp.	(2,321)	(370,292)
Teleflex, Inc.	(1,528)	(442,876)
		(4,369,358)
Miscellaneous Store Retailers - (0.25)%
Stamps.com, Inc.	(2,108)	(198,131)
Motion Picture and Sound Recording Industries - (0.94)%
Lions Gate Entertainment Corp. - Class B (a)	(18,134)	(266,388)
Netflix, Inc.	(589)	(210,921)
Take-Two Interactive Software, Inc.	(2,926)	(255,323)
		(732,632)
Motor Vehicle and Parts Dealers - (0.86)%
Cargurus, Inc.	(5,935)	(253,603)
Carvana Co.	(9,328)	(418,454)
		(672,057)
Nonmetallic Mineral Product Manufacturing - (0.50)%
Eagle Materials, Inc.	(5,107)	(390,379)
Nonstore Retailers - (0.57)%
Copart, Inc.	(7,593)	(445,481)
Oil and Gas Extraction - (2.82)%
Callon Petroleum Co.	(57,995)	(443,663)
Concho Resources, Inc.	(3,169)	(348,590)
Diamondback Energy, Inc.	(3,980)	(409,661)
EQT Corp.	(17,655)	(319,909)
Kosmos Energy Ltd.	(61,480)	(393,472)
Matador Resources Co.	(16,239)	(302,045)
		(2,217,340)

Other Information Services - (0.59)%
Twitter, Inc.	(6,933)	(213,398)
Zillow Group, Inc. - Class A	(6,034)	(249,988)
		(463,386)
Paper Manufacturing - (0.56)%
Graphic Packaging Holding Co.	(36,034)	(438,894)
Performing Arts, Spectator Sports, and Related Industries - (0.51)%
International Game Technology PLC (a)	(23,212)	(400,407)
Primary Metal Manufacturing - (0.56)%
Commercial Metals Co.	(26,476)	(438,178)
Professional, Scientific, and Technical Services - (2.91)%
2U, Inc.	(6,650)	(490,105)
AnaptysBio, Inc.	(3,148)	(216,803)
Cloudera, Inc.	(31,900)	(464,783)
Liberty Media Corp. Formula One - Class C	(6,847)	(213,079)
RealPage, Inc.	(7,462)	(456,749)
Yext, Inc.	(23,674)	(439,862)
		(2,281,381)
Publishing Industries (except Internet) - (2.80)%
Activision Blizzard, Inc.	(5,109)	(215,293)
Blackbaud, Inc.	(5,967)	(460,891)
LogMeIn, Inc.	(4,459)	(354,223)
Medidata Solutions, Inc.	(5,400)	(405,108)
New York Times Co. - Class A	(7,741)	(254,292)
SS&C Technologies Holdings, Inc.	(8,220)	(506,189)
		(2,195,996)
Rental and Leasing Services - (0.54)%
Avis Budget Group, Inc.	(11,870)	(425,183)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (2.62)%
BGC Partners, Inc. - Class A	(68,107)	(417,496)
CBOE Global Markets, Inc.	(3,597)	(344,988)
Q2 Holdings, Inc.	(6,436)	(442,926)
Stifel Financial Corp.	(7,670)	(417,478)
Worldpay, Inc. - Class A	(4,514)	(432,441)
		(2,055,329)
Support Activities for Mining - (0.79)%
Frank's International NV (a)	(59,078)	(369,828)
SRC Energy, Inc.	(53,587)	(246,500)
		(616,328)
Support Activities for Transportation - (0.53)%
XPO Logistics, Inc.	(8,268)	(416,294)
Telecommunications - (2.10)%
8x8, Inc.	(21,824)	(429,278)
Acacia Communications, Inc.	(7,965)	(424,933)
GCI Liberty, Inc. - Class A	(3,921)	(209,930)
Iridium Communications, Inc.	(13,973)	(297,485)
Zayo Group Holdings, Inc.	(11,419)	(283,191)
		(1,644,817)
Transportation Equipment Manufacturing - (2.83)%
Aptiv PLC (a)	(5,590)	(464,585)
Brunswick Corp.	(7,950)	(419,283)
REV Group, Inc.	(45,035)	(398,109)
Sun Hydraulics Corp.	(9,926)	(472,279)
Wabtec Corp.	(6,165)	(451,648)
		(2,205,904)
Truck Transportation - (0.58)%
Knight-Swift Transportation Holdings, Inc. - Class A	(13,513)	(454,442)
Utilities - (3.58)%
NiSource, Inc.	(16,860)	(454,883)
Northwest Natural Holding Co.	(7,850)	(504,126)
Ormat Technologies, Inc.	(8,016)	(447,534)
Sempra Energy	(3,883)	(467,669)
SJW Group	(8,401)	(513,889)
TerraForm Power, Inc. - Class A	(33,544)	(419,635)
		(2,807,736)
Waste Management and Remediation Services - (0.60)%
Stericycle, Inc.	(10,614)	(473,172)
Water Transportation - (0.52)%
Kirby Corp.	(5,442)	(403,905)
TOTAL COMMON STOCKS (Proceeds $63,950,263)
		(62,661,210)

REAL ESTATE INVESTMENT TRUSTS (8.36)%
Acadia Realty Trust	(17,316)	(493,333)
Colony Credit Real Estate, Inc.	(24,703)	(430,573)
Columbia Property Trust, Inc.	(21,917)	(474,065)
CyrusOne, Inc.	(8,023)	(399,866)
Duke Realty Corp.	(15,593)	(461,085)
Hudson Pacific Properties, Inc.	(12,167)	(404,188)
Liberty Property Trust	(7,296)	(345,320)
Macerich Co.	(9,214)	(401,730)
New Residential Investment Corp.	(26,583)	(439,683)
Outfront Media, Inc.	(22,796)	(511,542)
Prologis, Inc.	(5,717)	(400,533)
Realty Income Corp.	(6,909)	(477,826)
SITE Centers Corp.	(28,519)	(380,729)
Welltower, Inc.	(6,336)	(470,828)
WP Carey, Inc.	(6,234)	(460,506)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $6,353,679)		(6,551,807)
Total Securities Sold Short (Proceeds $70,303,942)		$(69,213,017)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.

Convergence Opportunities Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS* - 133.20%
Administrative and Support Services - 5.60%
ABM Industries, Inc.	7,076	$252,330
Cardtronics PLC - Class A (a)(b)	6,821	201,288
Donnelley Financial Solutions, Inc. (a)	7,840	111,406
Kforce, Inc.	10,152	375,726
Piper Jaffray Companies	1,776	124,249
Waddell & Reed Financial, Inc. - Class A	12,882	238,446
		1,303,445
Ambulatory Health Care Services - 4.54%
Amedisys, Inc. (a)	2,502	310,999
Genomic Health, Inc. (a)	5,301	402,716
Medpace Holdings, Inc. (a)(c)	6,247	343,273
		1,056,988
Beverage and Tobacco Product Manufacturing - 1.02%
Coca-Cola Bottling Co. Consolidated	957	237,202

Broadcasting (except Internet) - 1.97%
AMC Networks, Inc. - Class A (a)	4,175	274,340
Sinclair Broadcast Group, Inc. - Class A	5,123	184,940
		459,280
Chemical Manufacturing - 13.39%
Acorda Therapeutics, Inc. (a)	13,567	199,978
AMAG Pharmaceuticals, Inc. (a)	12,428	185,053
AtriCure, Inc. (a)	9,804	313,140
Cardiovascular Systems, Inc. (a)	9,134	323,070
CF Industries Holdings, Inc.	4,001	168,842
Emergent BioSolutions, Inc. (a)	2,966	173,066
Horizon Pharma PLC (a)(b)	13,045	378,434
Innoviva, Inc. (a)	22,955	360,394
Mallinckrodt PLC (a)(b)	15,953	398,186
Olin Corp.	10,045	259,764
SIGA Technologies, Inc. (a)	28,108	190,572
USANA Health Sciences, Inc. (a)	1,687	166,170
		3,116,669
Clothing and Clothing Accessories Stores - 3.85%
DSW, Inc.	9,986	295,685
Genesco, Inc. (a)	6,632	320,126
Shoe Carnival, Inc.	7,398	282,160
		897,971
Computer and Electronic Product Manufacturing - 8.30%
Aerojet Rocketdyne Holdings, Inc. (a)	7,140	265,965
Cypress Semiconductor Corp.	21,090	325,419
Dolby Laboratories, Inc. - Class A	3,599	233,215
Jabil, Inc.	8,888	252,419
Nanometrics, Inc. (a)	9,186	261,434
Photronics, Inc. (a)	29,151	285,971
Tech Data Corp. (a)	3,028	309,522
		1,933,945
Credit Intermediation and Related Activities - 15.09%
BankUnited, Inc.	8,959	326,914
CIT Group, Inc.	8,263	421,165
Comerica, Inc.	2,178	189,726
First BanCorp (b)	34,794	400,479
Huntington Bancshares, Inc.	29,557	425,915
IBERIABANK Corp.	4,500	352,035
Popular, Inc. (b)	6,768	381,580
Preferred Bank	3,225	165,185
Univest Corp of Pennsylvania	4,950	131,225
Webster Financial Corp.	5,134	294,794
Zions Bancorporation	8,275	422,852
		3,511,870
Data Processing, Hosting and Related Services - 1.48%
CoreLogic, Inc. (a)	5,418	198,678
Liberty TripAdvisor Holdings, Inc. - Class A (a)	9,727	146,780
		345,458
Educational Services - 2.42%
Graham Holdings Co. - Class B	332	226,992
K12, Inc. (a)	10,511	336,772
		563,764
Electrical Equipment, Appliance, and Component Manufacturing - 1.43%
Generac Holdings, Inc. (a)	6,462	333,181

Food and Beverage Stores - 2.17%
Core-Mark Holding Company, Inc.	10,402	327,767
SpartanNash Co.	9,342	177,311
		505,078
Food Manufacturing - 0.59%
Flowers Foods, Inc.	6,718	137,517

Food Services and Drinking Places - 1.97%
BJ's Restaurants, Inc.	2,420	115,773
Brinker International, Inc.	7,513	343,870
		459,643
Funds, Trusts, and Other Financial Vehicles - 1.81%
Greenhill & Company, Inc.	4,734	111,438
HealthEquity, Inc. (a)	3,854	310,170
		421,608
Furniture and Home Furnishings Stores - 1.35%
Restoration Hardware Outlet (a)(c)(d)	2,040	313,324

Furniture and Related Product Manufacturing - 0.67%
Ethan Allen Interiors, Inc.	7,779	156,202

Insurance Carriers and Related Activities - 6.17%
CorVel Corp. (a)	4,485	301,841
MGIC Investment Corp. (a)	27,352	355,029
Primerica, Inc.	2,404	300,596
Radian Group, Inc.	9,585	195,151
Universal Insurance Holdings, Inc.	7,235	282,454
		1,435,071
Leather and Allied Product Manufacturing - 3.25%
Crocs, Inc. (a)	13,521	347,219
Deckers Outdoor Corp. (a)	2,760	408,342
		755,561
Machinery Manufacturing - 5.21%
AGCO Corp.	4,608	311,409
Belden, Inc.	4,533	280,094
Gorman-Rupp Co.	8,790	297,190
Milacron Holdings Corp. (a)	23,172	324,176
		1,212,869
Management of Companies and Enterprises - 1.44%
American Equity Investment Life Holding Co.	10,555	334,066

Merchant Wholesalers, Durable Goods - 1.16%
WESCO International, Inc. (a)	4,944	269,201

Merchant Wholesalers, Nondurable Goods - 0.75%
Universal Corp.	2,949	174,994

Mining (except Oil and Gas) - 0.67%
Peabody Energy Corp.	5,045	155,638

Miscellaneous Manufacturing - 2.12%
Matson, Inc.	4,836	174,628
STAAR Surgical Co. (a)	8,674	319,203
		493,831
Nonstore Retailers - 0.87%
Insight Enterprises, Inc. (a)	3,629	202,571

Nursing and Residential Care Facilities - 1.52%
Ensign Group, Inc.	7,139	353,024

Oil and Gas Extraction - 1.14%
Renewable Energy Group, Inc. (a)	9,955	264,504

Paper Manufacturing - 0.94%
Verso Corp. - Class A (a)	11,081	217,742

Petroleum and Coal Products Manufacturing - 2.11%
CVR Energy, Inc. (c)	5,816	235,781
PBF Energy, Inc. - Class A (c)	8,217	255,302
		491,083
Plastics and Rubber Products Manufacturing - 0.72%
Goodyear Tire & Rubber Co.	8,482	167,774

Primary Metal Manufacturing - 4.29%
Allegheny Technologies, Inc. (a)	7,103	203,359
Atkore International Group, Inc. (a)(c)	14,539	335,851
Global Brass & Copper Holdings, Inc.	8,922	301,118
SunCoke Energy, Inc. (a)	16,037	159,087
		999,415
Professional, Scientific, and Technical Services - 8.22%
FTI Consulting, Inc. (a)	3,808	282,401
Insperity, Inc.	3,555	448,890
MAXIMUS, Inc.	4,467	315,728
NeoGenomics, Inc. (a)	13,239	259,484
Unisys Corp. (a)(c)	23,169	313,013
Verint Systems, Inc. (a)	5,514	293,621
		1,913,137
Publishing Industries (except Internet) - 7.44%
Cornerstone OnDemand, Inc. (a)	5,513	311,485
Houghton Mifflin Harcourt Co. (a)	30,296	239,641
Manhattan Associates, Inc. (a)	5,776	316,236
Nuance Communications, Inc. (a)	19,259	322,972
Progress Software Corp.	8,319	305,973
TEGNA, Inc.	17,851	235,098
		1,731,405
Real Estate - 2.05%
Realogy Holdings Corp.	11,443	155,625
RMR Group, Inc. - Class A	4,515	323,048
		478,673
Rental and Leasing Services - 1.32%
Enova International, Inc. (a)	5,619	143,397
Hertz Global Holdings, Inc. (a)	8,563	163,553
		306,950

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.54%
Evercore, Inc. - Class A	1,376	126,730

Support Activities for Mining - 1.08%
Matrix Service Co. (a)	12,058	251,892

Telecommunications - 0.95%
Telephone & Data Systems, Inc. (c)	6,910	221,466

Transportation Equipment Manufacturing - 3.68%
Oshkosh Corp.	4,089	318,165
Tenneco, Inc. - Class A	5,265	182,169
TriMas Corp. (a)	10,999	355,598
		855,932
Truck Transportation - 0.69%
ArcBest Corp.	4,600	160,218

Utilities - 5.19%
Black Hills Corp.	6,561	465,700
Clearway Energy, Inc. - Class C	21,355	320,111
Portland General Electric Co.	8,426	422,480
		1,208,291
Wholesale Electronic Markets and Agents and Brokers - 1.09%
ScanSource, Inc. (a)	6,786	254,814

Wood Product Manufacturing - 0.94%
Louisiana-Pacific Corp.	8,664	218,939

TOTAL COMMON STOCKS (Cost $26,977,965)		31,008,936

REAL ESTATE INVESTMENT TRUSTS* - 9.07%
Americold Realty Trust	7,770	223,388
Franklin Street Properties Corp.	25,779	186,640
GEO Group, Inc.	13,350	303,312
Hospitality Properties Trust	10,963	296,768
Ladder Capital Corp.	12,189	223,668
PS Business Parks, Inc.	2,146	315,827
Rayonier, Inc.	9,477	279,287
Sabra Health Care REIT, Inc.	15,584	282,382
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,064,889)		2,111,272

SHORT-TERM INVESTMENTS - 0.57%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.280% (c)(e)	131,651	131,651
TOTAL SHORT-TERM INVESTMENTS (Cost $131,651)		131,651

Investments Purchased with Proceeds from Securities Lending - 1.10%
Money Market Fund - 1.10%
First American Government Obligations Fund - Class Y - 2.040% (c)(e)		255,150
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 255,150)		255,150

Total Investments (Cost $29,429,655) - 143.94%		33,507,009
Liabilities in Excess of Other Assets - (43.94)%		(10,228,532)
TOTAL NET ASSETS - 100.00%		$23,278,477

Percentages are stated as a percent of net assets.

*	Unless otherwise noted, all or a portion of these securities, totaling $31,102,199, are pledged as collateral for securities sold short.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	This security is not pledged as collateral for securities sold short.
(d)	All or a portion of security is out on loan.
(e)	Seven day yield as of February 28, 2019.

Abbreviations:
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

Schedule of Securities Sold Short
February 28, 2019 (Unaudited)

SECURITIES SOLD SHORT - (46.39)%	Shares	Value
COMMON STOCKS (43.10)%
Accommodation - (0.71)%
Choice Hotels International, Inc.	(989)	$(78,962)
Hilton Grand Vacations, Inc.	(2,723)	(86,564)
		(165,526)
Administrative and Support Services - (1.07)%
Brink's Co.	(1,418)	(111,909)
Curo Group Holdings Corp.	(4,167)	(45,920)
Perspecta, Inc.	(4,330)	(91,363)
		(249,192)

Air Transportation - (0.22)%
SkyWest, Inc.	(959)	(51,824)
Ambulatory Health Care Services - (0.26)%
Sientra, Inc.	(5,509)	(60,985)
Amusement, Gambling, and Recreation Industries - (0.36)%
Golden Entertainment, Inc.	(4,556)	(83,010)
Beverage and Tobacco Product Manufacturing - (0.26)%
MGP Ingredients, Inc.	(753)	(61,633)
Broadcasting (except Internet) - (0.19)%
Entercom Communications Corp. - Class A	(7,125)	(43,890)
Chemical Manufacturing - (3.21)%
Aclaris Therapeutics, Inc.	(5,866)	(38,012)
Aerie Pharmaceuticals, Inc.	(920)	(42,936)
Akebia Therapeutics, Inc.	(6,625)	(48,230)
Alder Biopharmaceuticals, Inc.	(2,231)	(28,601)
Assembly Biosciences, Inc.	(1,872)	(40,042)
Blueprint Medicines Corp.	(400)	(32,876)
Clovis Oncology, Inc.	(1,717)	(51,990)
Coherus Biosciences, Inc.	(2,584)	(37,055)
Dynavax Technologies Corp.	(3,986)	(36,671)
Flexion Therapeutics, Inc.	(2,786)	(38,503)
G1 Therapeutics, Inc.	(1,207)	(22,281)
Karyopharm Therapeutics, Inc.	(4,085)	(16,871)
Kronos Worldwide, Inc.	(4,826)	(73,597)
La Jolla Pharmaceutical Co.	(2,426)	(13,828)
MacroGenics, Inc.	(1,591)	(31,820)
Puma Biotechnology, Inc.	(1,349)	(37,516)
Radius Health, Inc.	(2,099)	(39,797)
Rogers Corp.	(530)	(82,283)
Zogenix, Inc.	(680)	(35,856)
		(748,765)
Computer and Electronic Product Manufacturing - (3.93)%
Avanos Medical, Inc.	(1,447)	(68,125)
AxoGen, Inc.	(3,159)	(58,315)
CEVA, Inc.	(2,624)	(73,000)
Coherent, Inc.	(485)	(64,544)
Extreme Networks, Inc.	(6,419)	(52,764)
First Solar, Inc.	(1,308)	(68,735)
MACOM Technology Solutions Holdings, Inc.	(4,652)	(88,807)
Mercury Systems, Inc.	(945)	(60,026)
Quantenna Communications, Inc.	(3,484)	(63,235)
Roku, Inc.	(1,016)	(67,351)
Universal Display Corp.	(635)	(94,767)
ViaSat, Inc.	(983)	(74,266)
ViewRay, Inc.	(9,441)	(80,060)
		(913,995)
Construction of Buildings - (0.50)%
Lennar Corp. - Class A	(1,304)	(62,566)
LGI Homes, Inc.	(889)	(52,540)
		(115,106)
Credit Intermediation and Related Activities - (5.16)%
Banco Latinoamericano de Comercio Exterior SA (a)	(3,601)	(75,333)
Byline Bancorp, Inc.	(4,108)	(83,968)
Cadence BanCorp	(3,471)	(69,385)
Flagstar Bancorp, Inc.	(2,345)	(76,588)
Independent Bank Group, Inc.	(1,380)	(79,984)
Kearny Financial Corp.	(5,770)	(78,414)
Live Oak Bancshares, Inc.	(4,853)	(78,667)
Merchants Bancorp	(3,101)	(64,656)
Mr. Cooper Group, Inc.	(4,730)	(64,565)
OceanFirst Financial Corp.	(3,323)	(83,739)
PennyMac Financial Services, Inc.	(3,478)	(81,106)
Sterling Bancorp	(3,726)	(75,750)
Synovus Financial Corp.	(1,773)	(70,353)
Texas Capital Bancshares, Inc.	(1,171)	(71,466)
Union Bankshares Corp.	(1,928)	(68,579)
Veritex Holdings, Inc.	(2,750)	(77,028)
		(1,199,581)
Fabricated Metal Product Manufacturing - (0.64)%
BWX Technologies, Inc.	(1,481)	(77,530)
NN, Inc.	(7,363)	(72,967)
		(150,497)
Food Manufacturing - (0.49)%
Hain Celestial Group, Inc.	(2,946)	(57,948)
Sanderson Farms, Inc.	(480)	(55,296)
		(113,244)
Furniture and Home Furnishings Stores - (0.67)%
At Home Group, Inc.	(3,867)	(94,664)
Floor & Decor Holdings, Inc. - Class A	(1,629)	(60,566)
		(155,230)
Health and Personal Care Stores - (0.15)%
Diplomat Pharmacy, Inc.	(5,467)	(35,262)
Heavy and Civil Engineering Construction - (0.28)%
Century Communities, Inc.	(2,949)	(67,325)

Insurance Carriers and Related Activities - (0.87)%
Brighthouse Financial, Inc.	(1,859)	(71,981)
eHealth, Inc.	(1,170)	(62,490)
MBIA, Inc.	(6,882)	(68,338)
		(202,809)
Machinery Manufacturing - (0.90)%
CIRCOR International, Inc.	(2,491)	(78,541)
Evoqua Water Technologies Corp.	(3,886)	(52,772)
Welbilt, Inc.	(4,791)	(76,512)
		(207,825)
Management of Companies and Enterprises - (1.03)%
Ambac Financial Group, Inc.	(3,704)	(73,228)
Ameris Bancorp	(2,079)	(84,761)
Triumph Bancorp, Inc.	(2,397)	(81,186)
		(239,175)
Merchant Wholesalers, Durable Goods - (1.49)%
Adient PLC (a)	(3,025)	(58,806)
GCP Applied Technologies, Inc.	(2,690)	(80,619)
Spectrum Brands Holdings, Inc.	(1,056)	(57,204)
Sunrun, Inc.	(4,188)	(64,956)
Vivint Solar, Inc.	(15,907)	(83,193)
		(344,778)
Merchant Wholesalers, Nondurable Goods - (1.31)%
Adamas Pharmaceuticals, Inc.	(2,981)	(33,357)
Aimmune Therapeutics, Inc.	(1,546)	(37,243)
Andersons, Inc.	(1,820)	(67,267)
Atara Biotherapeutics, Inc.	(1,087)	(38,926)
Global Blood Therapeutics, Inc.	(674)	(35,385)
PetIQ, Inc.	(3,129)	(94,215)
		(306,393)
Mining (except Oil and Gas) - (0.84)%
Coeur Mining, Inc.	(10,520)	(50,286)
Summit Materials, Inc. - Class A	(4,724)	(80,308)
US Silica Holdings, Inc.	(4,250)	(63,325)
		(193,919)
Miscellaneous Manufacturing - (1.45)%
iRhythm Technologies, Inc.	(899)	(86,115)
Mattel, Inc.	(4,182)	(60,304)
National Vision Holdings, Inc.	(2,531)	(85,042)
Nevro Corp.	(2,318)	(106,790)
		(338,251)
Motor Vehicle and Parts Dealers - (0.72)%
Cargurus, Inc.	(1,386)	(59,224)
Carvana Co.	(2,412)	(108,203)
		(167,427)
Nonmetallic Mineral Product Manufacturing - (0.34)%
Eagle Materials, Inc.	(1,023)	(78,198)
Oil and Gas Extraction - (0.11)%
Extraction Oil & Gas, Inc.	(5,981)	(25,120)
Other Information Services - (0.25)%
Zillow Group, Inc. - Class C	(1,398)	(58,436)
Paper Manufacturing - (0.26)%
Graphic Packaging Holding Co.	(4,953)	(60,328)
Performing Arts, Spectator Sports, and Related Industries - (0.36)%
Scientific Games Corp. - Class A	(2,922)	(84,914)
Pipeline Transportation - (0.38)%
South Jersey Industries, Inc.	(3,063)	(88,674)
Printing and Related Support Activities - (0.50)%
Multi-Color Corp.	(2,344)	(116,848)
Professional, Scientific, and Technical Services - (5.65)%
2U, Inc.	(1,208)	(89,030)
AnaptysBio, Inc.	(549)	(37,809)
B. Riley Financial, Inc.	(2,726)	(46,451)
Carbon Black, Inc.	(5,508)	(72,100)
Cimpress NV (a)	(610)	(50,325)
Cloudera, Inc.	(6,908)	(100,650)
Cymabay Therapeutics, Inc.	(3,020)	(35,666)
Diebold Nixdorf, Inc.	(7,814)	(71,811)
Ebix, Inc.	(1,905)	(111,003)
GlycoMimetics, Inc.	(2,826)	(34,732)
Instructure, Inc.	(2,193)	(102,479)
Intra-Cellular Therapies, Inc.	(2,251)	(30,659)
Quotient Technology, Inc.	(6,752)	(67,723)
R1 RCM, Inc.	(11,188)	(110,648)
Resources Connection, Inc.	(4,050)	(70,349)
Ribbon Communications, Inc.	(8,692)	(44,764)
Select Energy Services, Inc. - Class A	(6,061)	(61,095)
Shake Shack, Inc. - Class A	(1,656)	(91,311)
Yext, Inc.	(4,621)	(85,858)
		(1,314,463)
Publishing Industries (except Internet) - (0.90)%
LogMeIn, Inc.	(993)	(78,884)
New York Times Co. - Class A	(1,465)	(48,125)
Shutterfly, Inc.	(1,802)	(80,748)
		(207,757)

Real Estate - (0.30)%
Newmark Group, Inc.	(7,560)	(70,006)
Rental and Leasing Services - (0.29)%
Aircastle Ltd. (a)	(3,375)	(67,028)
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - (0.90)%
Virtus Investment Partners, Inc.	(615)	(62,921)
WillScot Corp.	(7,491)	(76,333)
WisdomTree Investments, Inc.	(9,121)	(70,961)
		(210,215)
Support Activities for Mining - (0.87)%
C&J Energy Services, Inc.	(3,809)	(65,782)
Forum Energy Technologies, Inc.	(6,780)	(39,527)
Liberty Oilfield Services, Inc. - Class A	(3,330)	(54,545)
SRC Energy, Inc.	(9,752)	(44,859)
		(204,713)
Support Activities for Transportation - (0.22)%
Daseke, Inc.	(10,909)	(51,818)
Telecommunications - (1.51)%
8x8, Inc.	(4,841)	(95,222)
Acacia Communications, Inc.	(1,168)	(62,313)
Argan, Inc.	(1,537)	(71,471)
Cincinnati Bell, Inc.	(3,939)	(38,208)
GCI Liberty, Inc. - Class A	(1,057)	(56,592)
ORBCOMM, Inc.	(4,258)	(30,019)
		(353,825)
Textile Product Mills - (0.42)%
Interface, Inc.	(5,475)	(97,181)
Transportation Equipment Manufacturing - (1.00)%
REV Group, Inc.	(7,917)	(69,986)
Sun Hydraulics Corp.	(2,219)	(105,580)
Visteon Corp.	(675)	(57,821)
		(233,387)
Utilities - (1.20)%
Ormat Technologies, Inc.	(1,664)	(92,900)
SJW Group	(1,574)	(96,282)
TerraForm Power, Inc. - Class A	(7,266)	(90,898)
		(280,080)
Waste Management and Remediation Services - (0.22)%
Audentes Therapeutics, Inc.	(1,684)	(51,564)
Water Transportation - (0.37)%
Golar LNG Ltd. (a)	(1,573)	(32,467)
Kirby Corp.	(710)	(52,696)
		(85,163)
Wood Product Manufacturing - (0.34)%
American Woodmark Corp.	(931)	(79,321)
TOTAL COMMON STOCKS (Proceeds $11,914,173)
		(10,034,681)
REAL ESTATE INVESTMENT TRUSTS (3.29)%
Acadia Realty Trust	(2,567)	(73,134)
Colony Credit Real Estate, Inc.	(3,619)	(63,079)
Columbia Property Trust, Inc.	(3,050)	(65,972)
Global Net Lease, Inc.	(3,521)	(62,815)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	(2,802)	(68,985)
Hudson Pacific Properties, Inc.	(2,094)	(69,563)
Office Properties Income Trust	(2,377)	(72,522)
Outfront Media, Inc.	(3,448)	(77,373)
Pebblebrook Hotel Trust	(2,341)	(74,935)
SITE Centers Corp.	(5,297)	(70,715)
Weingarten Realty Investors	(2,285)	(65,831)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $748,806)		(764,924)
Total Securities Sold Short (Proceeds $12,662,979)		$(10,799,605)

(a)	Foreign issued security.

Abbreviations:
Ltd.	Limited Liability Company.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company.
SA	Generally designates a type of corporation in various countries, mostly those employing a civil law legal system.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds, including long and short positions of common stock and real estate investment trusts, that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security shall be valued at, (i) the mean between the most recent quoted bid and asked prices on such day or (ii) the last sales price on the Composite
Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service.”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service.
Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity. In the absence of available quotations, the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair value.
The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations.
This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2019 in valuing the Funds' investments carried at fair value:

Convergence Core Plus Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$135,692,401	$-	$-	$135,692,401
Real Estate Investment Trusts	5,420,625	-	-	5,420,625
Short-Term Investments	138,372	-	-	138,372
Total Assets	$141,251,398	$-	$-	$141,251,398

Liabilities:
Securities Sold Short
Common Stocks*	$(46,908,969)	$-	$-	$(46,908,969)
Real Estate Investment Trusts	(2,292,094)	-	-	(2,292,094)
Total Securities Sold Short	$(49,201,063)	$-	$-	$(49,201,063)
Total Liabilities	$(49,201,063)	$-	$-	$(49,201,063)

Convergence Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$82,638,489	$-	$-	$82,638,489
Real Estate Investment Trusts	6,289,838	-	-	6,289,838
Short-Term Investments	772	-	-	772
Total Assets	$88,929,099	$-	$-	$88,929,099

Liabilities:
Securities Sold Short
Common Stocks*	$(62,661,210)	$-	$-	$(62,661,210)
Real Estate Investment Trusts	(6,551,807)	-	-	(6,551,807)
Total Securities Sold Short	$(69,213,017)	$-	$-	$(69,213,017)
Total Liabilities	$(69,213,017)	$-	$-	$(69,213,017)

Convergence Opportunities Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$31,008,936	$-	$-	$31,008,936
Real Estate Investment Trusts	2,111,272	-	-	2,111,272
Investments Purchased with Proceeds from Securities Lending	255,150	-	-	255,150
Short-Term Investments	131,651	-	-	131,651
Total Assets	$33,507,009	$-	$-	$33,507,009

Liabilities:
Securities Sold Short
Common Stocks*	$(10,034,681)	$-	$-	$(10,034,681)
Real Estate Investment Trusts	(764,924)	-	-	(764,924)
Total Securities Sold Short	$(10,799,605)	$-	$-	$(10,799,605)
Total Liabilities	$(10,799,605)	$-	$-	$(10,799,605)

*For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund's did not hold any investments during the period ended February 28, 2019 with significant unobservable inputs which would be classified as Level 3.

The Fund's did not invest in derivative securities or engage in hedging activities during the period ended February 28, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title  /s/ John Buckel
    John Buckel, President

Date 4/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  4/18/2019

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date 4/18/2019

* Print the name and title of each signing officer under his or her signature.